Supplement dated January 24, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - American Century Growth Fund (the Fund)	5/1/2013
Effective March 21, 2014 (the Effective Date), the Fund’s name will change to Variable Portfolio – Loomis Sayles Growth Fund. Accordingly, on the Effective Date, all references in the Prospectus to Variable Portfolio – American Century Growth Fund are deleted and replaced with Variable Portfolio – Loomis Sayles Growth Fund. In addition, the following changes are hereby made to the Fund’s Prospectus on the Effective Date:
On the Effective Date, the information under the caption “Principal Investment Strategies” in the “Summaries of the Funds” section for the Fund is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $1.26 billion and $526.7 billion as of December 31, 2013). The market capitalization range and composition of the companies in the Index is subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Loomis, Sayles & Company, L.P. (Loomis Sayles or the Subadviser), which provides day-to-day portfolio management to the Fund.
On the Effective Date, the information under the caption “Principal Risks” in the “Summaries of the Funds” section for the Fund is hereby modified by deleting Derivatives Risk/Forward Foreign Currency Contracts Risk and by adding the following disclosure to the existing list of risks:
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The rest of the section remains the same.
On the Effective Date, the information under the caption “Fund Management” in the “Summaries of the Funds” section for the Fund is hereby superseded and replaced with the following information:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Loomis, Sayles & Company, L.P.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Aziz Hamzaogullari, CFA	Vice President and Portfolio Manager of Loomis Sayles	Manager	March 2014
On the Effective Date, the information under the caption “Principal Investment Strategies” in the “More Information About the Funds” section for the Fund is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $1.26 billion and $526.7 billion as of December 31, 2013). The market capitalization range and
S-6546-33 A (1/14)

composition of the companies in the Index is subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Loomis, Sayles & Company, L.P. (Loomis Sayles or the Subadviser), which provides day-to-day portfolio management to the Fund.
Loomis Sayles
Loomis Sayles normally invests across a wide range of sectors and industries. Loomis Sayles employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to Loomis Sayles’ estimate of intrinsic value.
Loomis Sayles will consider selling a portfolio investment when it believes the issuer’s investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with Loomis Sayles’ investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which Loomis Sayles deems appropriate.
On the Effective Date, the section entitled “Principal Risks” in the “More Information About the Funds” section for the Fund is hereby modified by deleting Derivatives Risk/Forward Foreign Currency Contracts Risk and by adding the following disclosure to the existing list of risks:
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The rest of the section remains the same.

S-6546-33 A (1/14)

On the Effective Date, the information under the caption “Portfolio Management” in the “More Information About the Funds” section for the Fund is hereby superseded and replaced with the following information:
Subadviser
Loomis Sayles, which has served as Subadviser to the Fund since March 2014, is located at One Financial Center, Boston, MA 02111. Loomis Sayles, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Asset Management, an international asset management group based in Paris, France. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States.
Portfolio Manager
Information about the Fund’s portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Aziz Hamzaogullari, CFA	Vice President and Portfolio Manager of Loomis Sayles	Manager	March 2014
Mr. Hamzaogullari joined Loomis Sayles in 2010. Prior to 2010, Mr. Hamzaogullari served as a senior portfolio manager at Evergreen Investment Management Company, LLC. Mr. Hamzaogullari began his investment career in 1993 and earned a B.S. from Bilkent University in Turkey and an MBA from The George Washington University.
Shareholders should retain this Supplement for future reference.
3
S-6546-33 A (1/14)